Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining lease term	6 years 9 months 18 days	5 years 4 months 24 days	6 years 2 months 12 days
Weighted-average discount rate	6.40%	6.30%	4.20%